Income Taxes - Geographic Source of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S.	$ (31,124)	$ (151,904)	$ (92,025)
Other than U.S.	(14,197)	(288,955)	422,967
Income (loss) from continuing operations before provision for income taxes, discontinued operations and noncontrolling interests	$ (45,321)	$ (440,859)	$ 330,942